Note 12 - Subsequent Events (Details Textual) - USD ($)	1 Months Ended	3 Months Ended
	May 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Repayments of Long-term Debt		$ 927,000	$ 13,852,125
Subsequent Event [Member] | MV EM Astoria [Member]
Percentage of Bank Financing	100.00%
Xingang Shipping Ltd. / Joanna Maritime Ltd. [Member] | Subsequent Event [Member]
Repayments of Long-term Debt	$ 1,103,915
Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd and Pantelis Shipping Corp. [Member] | Subsequent Event [Member]
Repayments of Long-term Debt	$ 400,000